Impairment testing of intangible assets with indefinite useful lives - Summary of the intangible assets with indefinite useful lives (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Impairment testing of intangible assets with indefinite useful lives
Goodwill	€ 38,115	€ 69,323
Brands	172,334	172,334
Total	210,449	241,657
Lanvin
Impairment testing of intangible assets with indefinite useful lives
Goodwill	14,723	45,931
Brands	100,906	100,906
Total	115,629	146,837
Wolford
Impairment testing of intangible assets with indefinite useful lives
Goodwill	11,701	11,701
Brands	37,856	37,856
Total	49,557	49,557
St. John
Impairment testing of intangible assets with indefinite useful lives
Goodwill	11,691	11,691
Brands	30,271	30,271
Total	41,962	41,962
Sergio Rossi
Impairment testing of intangible assets with indefinite useful lives
Brands	3,301	3,301
Total	€ 3,301	€ 3,301
WACC | Lanvin
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	13.37	13.84
WACC | Wolford
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	12.92	14
WACC | St. John
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	14.57	14.31
WACC | Sergio Rossi
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	18.12	18.69
Long-term growth rate | Lanvin
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	1.84	1.68
Long-term growth rate | Wolford
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	3.08	2.96
Long-term growth rate | St. John
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	2.88	2.75
Long-term growth rate | Sergio Rossi
Impairment testing of intangible assets with indefinite useful lives
Significant unobservable input, assets	1.96	1.88